CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 133,807	$ 29,523	$ 38,766
Less: (Loss) income from discontinued operations, net of tax	(141)	1,261	(23,030)
Net income from continuing operations	133,948	28,262	61,796
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	17,908	17,897	13,788
Depreciation of property, plant and equipment	68,686	47,371	27,718
Loss on disposal of property plant and equipment	1,103
Inventory write-down	1,956	327	900
Others	616	50
Changes in operating assets and liabilities:
Accounts receivable	13	1,163	(540)
Notes receivable	5,553	2,389	12,023
Prepaid expenses and other current assets	6,689	(5,174)	(4,700)
Advances to suppliers	(6,018)	1,758	(1,915)
Inventories	(5,125)	(21,635)	(641)
Amounts due from related parties	(94)
Prepaid land use rights	693	582	586
Operating lease right-of-use assets	65	(248)
Other non-current assets	(145)
Accounts payable	4,556	3,660	(9,449)
Notes payable	(54,345)	78,386	(14,205)
Accrued expenses and other current liabilities	16,138	2,942	(916)
Income tax payable	16,629	(605)	(7,314)
Advances from customers	3,335	18,063	2,076
Amounts due to related parties	(38)	103	9
Deferred government subsidies	(497)	(171)	(605)
Lease liability	(86)	164
Deferred taxes	(1,787)	4,696	(152)
Net cash provided by operating activities-continuing operations	209,753	179,980	77,559
Net cash provided by(used in) operating activities-discontinued operations	(50)	1,010	17,993
Net cash provided by operating activities	209,703	180,990	95,552
Investing activities:
Purchases of property, plant and equipment	(118,292)	(279,044)	(143,065)
Purchases of land use rights		(6,593)
Purchase of short-term investments			(37,860)
Repayment of short-term investments		21,726	15,144
Acquisition of Xinjian Daqo Investment		627	444
Net cash used in investing activities-continuing operations	(118,292)	(263,284)	(165,337)
Net cash provided by (used in) investing activities-discontinued operations	(195)	1,457	617
Net cash used in investing activities	(118,487)	(261,827)	(164,720)
Financing activities:
Proceeds from related parties loans	22,869	20,388	34,831
Repayment of related parties loans	(47,538)	(20,388)	(34,831)
Proceeds from bank borrowings	98,573	178,227	56,002
Repayment of bank borrowings	(198,043)	(74,554)	(59,820)
Proceeds from options exercised	580	791	687
Proceeds from follow-on equity offering			113,541
Insurance costs for follow-on equity offering			(6,919)
Proceeds from sales of equity interest in the Group's subsidiary	28,088	515
Net cash provided by (used in) financing activities-continuing operations	(95,471)	104,979	103,491
Net cash used in financing activities-discontinued operations		(2,651)	(16,779)
Net cash provided by (used in) financing activities	(95,471)	102,328	86,712
Effect of exchange rate changes on cash, cash equivalents and restricted cash	7,365	(1,317)	4,910
Net increase (decrease) in cash, cash equivalents and restricted cash	3,110	20,174	22,454
Cash, cash equivalents and restricted cash at the beginning of the year (includes $8,952,260, $1,091,190 and $845,199 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2018, 2019 and 2020)	115,294	95,120	72,666
Cash, cash equivalents and restricted cash at the end of the year (includes $1,091,190, $845,199 and nil of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2018, 2019 and 2020)	118,404	115,294	95,120
Cash and cash equivalents	76,596	52,685	66,402
Restricted cash	41,808	62,609	28,718
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	118,404	115,294	95,120
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	24,696	10,215	10,788
Income taxes paid	12,808	5,546	19,453
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payables	73,148	135,702	56,154
Purchase of property, plant and equipment included in amounts due to related parties - short-term portion	198	26,539	2,241
Payables for acquisition of Xinjiang Daqo Investment included in amounts due to related parties - short-term portion		7,899
Payables for acquisition of Xinjiang Daqo Investment included in amounts due to related parties - long-term portion	$ 4,238	$ 7,899	$ 15,992